EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [abstract]
Net income	$ 3,088	$ 1,953
Net income attributable to non-controlling interests	(944)	(681)
Net income attributable to the equity holders of Barrick Gold Corporation	$ 2,144	$ 1,272
Weighted average shares outstanding - Basic	1,751	1,755
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 1.22	$ 0.72
Diluted earnings per share [abstract]
Net income	$ 3,088	$ 1,953
Net income attributable to non-controlling interests	(944)	(681)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 2,144	$ 1,272
Weighted average shares outstanding - Diluted	1,751	1,755
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 1.22	$ 0.72